Fair Value Measurements - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Aug. 11, 2014 FloatingAccommodationUnits	Dec. 31, 2014	Jan. 31, 2014	May 02, 2013
Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of floating accommodation units	3
Newbuildings [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of floating accommodation units	1
Tanker Investments Limited [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility used in computing fair value of stock purchase warrants		61.50%
Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant			1.5
Teekay Offshore [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Portion of purchase price paid in cash				$ 253,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of noncontrolling interest acquired	100.00%
Portion of purchase price paid in cash	4,000,000
Potential additional cash amount for purchase price	27,600,000
Weighted average cost of capital, discount rate		10.00%
Teekay Offshore [Member] | Newbuildings [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of floating accommodation units	2